SUMMARY OF QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS OF POST-EMPLOYMENT BENEFITS (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.98%	4.93%
Expected Return on Plan Assets		4.93%
Wage Increase Rate	7.00%	9.00%
Disability Rate	5.00%	5.00%
Normal retirement age	58 years	58 years
Age 20 - 29 [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	5.00%	5.00%
Age 30 - 39 [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	4.00%	4.00%
Age 40 - 44 [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	3.00%	3.00%
Age 45 - 49 [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	2.00%	2.00%
Age 50 - 57 [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	1.00%	1.00%
Age > 57 [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	0.00%	0.00%